KraneShares Trust

280 Park Avenue, 32nd Floor

New York, NY 10017

August 2, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	KraneShares Trust (the “Registrant”) (File Nos. 333-180870 and 811-22698)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended (the “1933 Act”), that:

1.	The form of Prospectuses dated August 1, 2024 with respect to the series of the Registrant listed on Schedule A attached hereto (the “Funds”) that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses contained in Post-Effective Amendment No. 384 to the Registrant’s Registration Statement under the 1933 Act on Form N-1A filed with the Securities and Exchange Commission on July 29, 2024 (the “Amendment”); and

2.	The form of Statements of Additional Information dated August 1, 2024 with respect to the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Statements of Additional Information contained in the Amendment; and

3.	The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Jonathan Shelon
Jonathan Shelon
Assistant Secretary

SCHEDULE A

KraneShares Asia Pacific High Income USD Bond ETF

KraneShares Asia Robotics and Artificial Intelligence Index ETF

KraneShares Bosera MSCI China A 50 Connect Index ETF

KraneShares California Carbon Allowance Strategy ETF

KraneShares China Credit Index ETF

KraneShares China Internet and Covered Call Strategy ETF

KraneShares CICC China 5G & Semiconductor Index ETF

KraneShares CSI China Internet ETF

KraneShares Dynamic Emerging Markets Strategy ETF

KraneShares Eastern US Carbon Strategy ETF

KraneShares Electric Vehicles and Future Mobility Index ETF

KraneShares Electrification Metals Strategy ETF

KraneShares Emerging Markets Consumer Technology Index ETF

KraneShares European Carbon Allowance Strategy ETF

KraneShares Global Carbon Strategy ETF

KraneShares Global EM Revenue Leaders Index ETF

KraneShares Global Luxury Index ETF

KraneShares Hang Seng TECH Index ETF

KraneShares Mount Lucas Managed Futures Index Strategy ETF

KraneShares MSCI All China Consumer Discretionary Index ETF

KraneShares MSCI All China Consumer Staples Index ETF

KraneShares MSCI All China Health Care Index ETF

KraneShares MSCI All China Index ETF

KraneShares MSCI China A Hedged Index ETF

KraneShares MSCI China Clean Technology Index ETF

KraneShares MSCI Emerging Markets ex China Index ETF

KraneShares MSCI One Belt One Road Index ETF

KraneShares Rockefeller Ocean Engagement ETF

KraneShares S&P Pan Asia Dividend Aristocrats Index ETF

KraneShares SSE STAR Market 50 Index ETF

KraneShares Value Line® Dynamic Dividend Equity Index ETF

KraneShares 100% KWEB Defined Outcome January 2026 ETF

KraneShares 90% KWEB Defined Outcome January 2026 ETF

Quadratic Deflation ETF

Quadratic Interest Rate Volatility and Inflation Hedge ETF